Borrowings - Stated Maturities and Maturities to Call Dates (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
2014	$ 14,500
2015	14,400
2016	12,500
2017	12,600
2018	11,900
2019 and after	69,600
Total, long-term debt	136,648	152,401
Stated Maturity [Member]
Debt Instrument [Line Items]
2014	14,408
2015	14,373
2016	12,430
2017	12,524
2018	11,819
2019 and after	69,054
Long term debt maturities total	134,608
Hedge accounting adjustments	2,040
Total, long-term debt	136,648
Stated Maturity [Member] | Senior Unsecured Debt [Member]
Debt Instrument [Line Items]
2015	1,506
2016	2,284
2017	1,829
2018	2,796
2019 and after	7,641
Long term debt maturities total	16,056
Hedge accounting adjustments	727
Total, long-term debt	16,783
Stated Maturity [Member] | Brokered Deposits [Member]
Debt Instrument [Line Items]
2015	1,195
2016	648
2017	538
2018	426
Long term debt maturities total	2,807
Total, long-term debt	2,807
Stated Maturity [Member] | Secured Borrowings [Member]
Debt Instrument [Line Items]
2014	14,408
2015	11,672
2016	9,498
2017	10,157
2018	8,597
2019 and after	61,413
Long term debt maturities total	115,745
Hedge accounting adjustments	1,313
Total, long-term debt	117,058
Maturity to Call Date [Member]
Debt Instrument [Line Items]
2014	16,019
2015	14,462
2016	12,429
2017	12,502
2018	11,570
2019 and after	67,626
Long term debt maturities total	134,608
Hedge accounting adjustments	2,040
Total, long-term debt	136,648
Maturity to Call Date [Member] | Senior Unsecured Debt [Member]
Debt Instrument [Line Items]
2014	1,611
2015	1,595
2016	2,283
2017	1,807
2018	2,547
2019 and after	6,213
Long term debt maturities total	16,056
Hedge accounting adjustments	727
Total, long-term debt	16,783
Maturity to Call Date [Member] | Brokered Deposits [Member]
Debt Instrument [Line Items]
2015	1,195
2016	648
2017	538
2018	426
Long term debt maturities total	2,807
Total, long-term debt	2,807
Maturity to Call Date [Member] | Secured Borrowings [Member]
Debt Instrument [Line Items]
2014	14,408
2015	11,672
2016	9,498
2017	10,157
2018	8,597
2019 and after	61,413
Long term debt maturities total	115,745
Hedge accounting adjustments	1,313
Total, long-term debt	$ 117,058